Summary of Significant Accounting Policies - Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Swaps mark to market adjustments		$ (2,878)	$ (5,856)
Foreign currency translation		(369)	(644)
Loss on pension actuarial assumptions		(69,374)	(51,608)
Tax benefit		11,068	5,672
Accumulated other comprehensive loss	$ (34,514)	$ (61,553)	$ (52,436)